Contract Balances, Performance Obligations and Contract Costs - Changes in Deferred Revenue and Contract Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Contract Balances, Performance Obligations and Contract Costs
Beginning balance	$ 85,977	$ 69,399
Recognition of previously deferred revenue	(68,389)	56,102
Deferral of revenue	86,328	72,483
Increases from business combinations, net	2,195	115
Effect of movements in foreign exchange	(903)	82
Ending balance	105,208	85,977
Current	104,230	84,513
Long-term	978
Beginning balance	3,029	3,222
Transfers to trade receivables from contract assets	(1,585)	(1,291)
Increases as a result of revenue recognized during the period, net of amounts transferred to trade receivables	6,008	1,104
Effect of movements in foreign exchange	(31)	(6)
Ending balance	$ 7,421	$ 3,029